FPA Global Allocation ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY — 60.2%
	GLOBAL — 60.2%
145,470	FPA Global Equity ETF(a)	$5,839,733
	TOTAL EQUITY
	(Cost $5,840,238)	5,839,733
	FIXED INCOME — 39.2%
	GLOBAL — 37.4%
146,775	FPA Short Duration Government ETF(a)	3,626,018
	UNITED STATES — 1.8%
3,627	iShares BB Rated Corporate Bond ETF	169,635
	TOTAL FIXED INCOME
	(Cost $3,804,854)	3,795,653
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $9,645,092)	9,635,386

	TOTAL INVESTMENTS — 99.4%
	(Cost $9,645,092)	9,635,386
	Other Assets in Excess of Liabilities — 0.6%	54,401
	TOTAL NET ASSETS — 100.0%	$9,689,787

ETF – Exchange-Traded Fund

(a) Affiliated company.

FPA Global Allocation ETF

SCHEDULE OF INVESTMENTS - CONTINUUED

As of June 30, 2026 (Unaudited)

Security Description	Shares Held as of June 5, 2026*	Beginning Value as of June 5, 2026*	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Accretion of Discount (Amortization of Premium and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income From Affiliated Investments
FPA Global Equity ETF	-	$-	$5,840,238	$-	$-	$-	$(505)	$-	$5,839,733	145,470	$19,131
FPA Short Duration Government ETF	-	-	3,635,586	-	-	-	(9,568)	-	3,626,018	146,775	11,159
Total		$-	$9,475,824	$-	$-	$-	$(10,073)	$-	$9,465,751		$30,290

*	Fund inception date